UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 87.2%
Argentina 3.4%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		1,890,000	286,335
0.45% **, 4/30/2013		146,250	134,384
Series X, 7.0%, 4/17/2017		2,000,000	1,711,556

(Cost $2,160,890)			2,132,275
Bermuda 1.1%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $679,236)		650,000	676,812
Brazil 3.0%
Federative Republic of Brazil, 7.125%, 1/20/2037		1,600,000	1,904,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016 (PIK) *		577,088	5,771

(Cost $2,735,331)			1,909,771
Canada 0.4%
CHC Helicopter SA, 144A, 9.25%, 10/15/2020 (Cost $238,768)		225,000	239,625
Cayman Islands 0.4%
Petrobras International Finance Co., 3.875%, 1/27/2016 (Cost $269,090)		270,000	272,560
Chile 3.2%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,618,391)		2,000,000	2,034,720
Colombia 1.9%
Republic of Colombia, 7.375%, 9/18/2037 (Cost $1,102,165)		1,000,000	1,190,000
Croatia 1.6%
Republic of Croatia, REG S, 6.625%, 7/14/2020 (Cost $1,043,362)		1,000,000	1,035,000
Egypt 3.4%
Republic of Egypt:
8.6%, 2/28/2011	EGP	10,000,000	1,707,025
9.1%, 9/20/2012	EGP	2,600,000	444,448

(Cost $2,287,967)			2,151,473
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $591,637)		570,000	581,400
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $731,483)		720,000	784,800
Indonesia 6.2%
Republic of Indonesia:
Series FR-49, 9.0%, 9/15/2013	IDR	7,000,000,000	799,446
Series FR-23, 11.0%, 12/15/2012	IDR	19,160,000,000	2,259,838
Series FR-18, 13.175%, 7/15/2012	IDR	3,200,000,000	384,548
Series FR-16, 13.45%, 8/15/2011	IDR	4,400,000,000	505,672

(Cost $3,645,447)			3,949,504
Kazakhstan 2.2%
KazMunayGaz National Co., Series 2, REG S, 9.125%, 7/2/2018 (Cost $1,054,943)		1,150,000	1,374,250
Lebanon 1.5%
Lebanese Republic, 8.5%, 8/6/2015 (Cost $840,436)		825,000	924,000
Lithuania 1.7%
Republic of Lithuania:
REG S, 6.75%, 1/15/2015		500,000	537,250
144A, 7.375%, 2/11/2020		500,000	548,815

(Cost $1,001,354)			1,086,065
Mexico 1.5%
United Mexican States, 8.3%, 8/15/2031 (Cost $889,162)		730,000	967,250
Panama 3.0%
Republic of Panama:
6.7%, 1/26/2036		300,000	335,250
7.125%, 1/29/2026		500,000	593,750
8.875%, 9/30/2027		700,000	948,500

(Cost $1,653,353)			1,877,500
Peru 3.8%
Republic of Peru, 7.35%, 7/21/2025 (Cost $2,065,260)		2,000,000	2,425,000
Philippines 3.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,930,514)		1,800,000	2,218,500
Russia 5.4%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	9,544,889	321,905
Russian Federation, REG S, 7.5%, 3/31/2030		2,685,000	3,077,010

(Cost $3,049,316)			3,398,915
Serbia 1.0%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $626,126)		653,333	650,067
South Africa 0.4%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021 (Cost $249,375)		250,000	243,750
Turkey 3.3%
Republic of Turkey:
Series CPI, 10.0%, 2/15/2012	TRY	2,931,371	1,986,891
16.0%, 3/7/2012	TRY	200,000	134,563

(Cost $2,426,902)			2,121,454
Ukraine 1.7%
Government of Ukraine, REG S, 7.65%, 6/11/2013 (Cost $1,022,757)		1,000,000	1,046,250
United States 22.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	536,250
ArvinMeritor, Inc., 10.625%, 3/15/2018		500,000	570,000
Cablevision Systems Corp., 8.625%, 9/15/2017		500,000	558,750
CenturyLink, Inc., Series P, 7.6%, 9/15/2039		500,000	519,385
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		500,000	523,125
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	505,000
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/2017		500,000	553,750
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	434,250
Embarq Corp., 7.995%, 6/1/2036		500,000	563,404
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		75,000	77,813
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	675,750
HCA, Inc., 9.25%, 11/15/2016		825,000	887,906
Hexion US Finance Corp., 8.875%, 2/1/2018		900,000	969,750
International Lease Finance Corp., 144A, 8.625%, 9/15/2015		500,000	557,500
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		500,000	530,000
Lennar Corp., Series B, 6.5%, 4/15/2016		500,000	500,000
Levi Strauss & Co., 7.625%, 5/15/2020		500,000	523,125
MGM Resorts International, 144A, 9.0%, 3/15/2020		500,000	552,500
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		450,000	525,939
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	533,750
Nuveen Investments, Inc., 10.5%, 11/15/2015		500,000	515,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	334,750
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	98,000
Sprint Nextel Corp., 8.375%, 8/15/2017		200,000	218,500
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	530,000
United Rentals North America, Inc., 9.25%, 12/15/2019		500,000	562,500
United States Steel Corp., 7.375%, 4/1/2020		500,000	518,750
US Treasury Bill, 0.185% ***, 3/17/2011 (c)		165,000	164,970

(Cost $13,500,879)			14,040,417
Uruguay 2.6%
Republic of Uruguay, 7.875%, 1/15/2033 (PIK) (Cost $1,430,275)		1,400,000	1,680,000
Venezuela 6.8%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		2,600,000	1,472,900
Republic of Venezuela:
7.65%, 4/21/2025		100,000	61,000
10.75%, 9/19/2013		2,949,000	2,808,922

(Cost $5,233,992)			4,342,822

Total Bonds (Cost $54,078,411)			55,354,180
Loan Participations and Assignments 4.9%
Ireland 0.8%
VIP Finance Ireland Ltd., 144A, 6.493%, 2/2/2016 (Cost $501,875)		500,000	505,845
Russia 2.3%
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018 (Cost $1,371,372)		1,370,000	1,493,300
Ukraine 1.8%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		600,000	609,000
Ukreximbank, REG S, 8.375%, 4/27/2015		500,000	512,500

(Cost $1,031,993)			1,121,500

Total Loan Participations and Assignments (Cost $2,905,240)			3,120,645

	Shares	Value ($)
Cash Equivalents 6.7%
Central Cash Management Fund, 0.18% (d) (Cost $4,250,700)	4,250,700	4,250,700

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,234,351) †	98.8	62,725,525
Other Assets and Liabilities, Net	1.2	737,907

Net Assets	100.0	63,463,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.	12.0%	12/30/2016	577,088	USD	1,050,571	5,771

**
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $62,108,753.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $616,772.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,007,051 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,390,279.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Euro Currency	USD	3/14/2011	6	1,026,600	(46,800)
Japanese Yen Currency	USD	3/14/2011	5	762,250	(12,994)
Total unrealized depreciation					(59,794)

As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

ZAR	6,500,000	USD	942,834	2/4/2011	39,292	JPMorgan Chase Securities, Inc.
TRY	3,400,000	USD	2,370,660	2/4/2011	252,671	HSBC Bank USA
IDR	37,000,000,000	USD	4,137,314	2/4/2011	50,392	HSBC Bank USA
Total unrealized appreciation					342,355

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EGP	12,600,000	USD	2,136,607	2/3/2011	(10,905)	JPMorgan Chase Securities, Inc.
USD	1,354,590	CLP	650,000,000	2/4/2011	(9,874)	Citigroup, Inc.
USD	971,236	ZAR	6,500,000	2/4/2011	(67,694)	HSBC Bank USA
EUR	1,046,345	PLN	4,100,000	2/4/2011	(4,968)	HSBC Bank USA
EUR	768,298	NOK	6,000,000	2/4/2011	(13,168)	HSBC Bank USA
CLP	650,000,000	USD	1,329,243	2/4/2011	(15,473)	HSBC Bank USA
RUB	11,400,000	USD	368,987	2/4/2011	(13,463)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(135,545)

Currency Abbreviations

CLP	Chilean Peso	PLN	Polish Zloty
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	TRY	Turkish Lira
IDR	Indonesian Rupiah	USD	United States Dollar
NOK	Norwegian Krone	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Bonds	$—	$55,189,210	$—	$55,189,210
Sovereign Loans	—	3,120,645	—	3,120,645
Short-Term Investments(e)	4,250,700	164,970	—	4,415,670
Derivatives(f)	—	342,355	—	342,355
Total	$4,250,700	$58,817,180	$—	$63,067,880
Liabilities
Derivatives(f)	$(59,794)	$(135,545)	$—	$(195,339)
Total	$(59,794)	$(135,545)	$—	$(195,339)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(59,794)	$206,810

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011